Commitments and Contingencies	9 Months Ended
Sep. 30, 2022
Commitments and Contingencies.
Commitments and Contingencies

25. Commitments and Contingencies

(a)Capital commitments

The Group’s capital commitments primarily relate to commitments on construction and purchase of production facilities, equipment and tooling. Total capital commitments contracted but not yet reflected in the unaudited condensed consolidated financial statements as of September 30, 2022 were as follows:

	Total	Less than One Year	1‑3 Years	3‑5 Years	Over 5 Years
Capital commitments	5,367,125	4,926,406	440,719	—	—

(b)Purchase obligations

The Group’s purchase obligations primarily relate to commitments on purchase of raw materials. Total purchase obligations contracted but not yet reflected in the unaudited condensed consolidated financial statements as of September 30, 2022 were as follows:

	Total	Less than One Year	1‑3 Years	3‑5 Years	Over 5 Years
Purchase obligations	13,890,466	13,890,466	—	—	—

(c)Legal proceedings

The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis.

Chongqing Zhizao was subject to ongoing legal proceedings arising from disputes of contracts entered into prior to the Group’s acquisition of Chongqing Zhizao in December 2018. Most of these legal proceedings were still at preliminary stages, and the Group was unable to predict the outcome of these cases, or reasonably estimate a range of the possible loss, if any, given the current status of the proceedings. Other than the unpaid contract amount that the Group assumed from Lifan Acquisition and included as the Retained Assets and Liabilities, the Group did not record any accrual for expected loss payments with respect to these cases as of December 26, 2019. The unpaid contract amounts were immaterial as of December 31, 2021 and September 30, 2022. In addition to the indemnification of the Retained Assets and Liabilities the Group obtained from Lifan Passenger Vehicle, Lifan Industry also agreed in the Lifan Acquisition Agreement that, it will indemnify any damages and loss arising from disputes of contracts entered into by Chongqing Zhizao prior to the Group’s acquisition of Chongqing Zhizao, including but not limited to above legal proceedings.

On December 26, 2019, the Group disposed 100% equity interest of Chongqing Zhizao, and the ongoing legal proceedings of Chongqing Zhizao were transferred out to Lifan Industry and Lifan Passenger Vehicle.

Other than the above legal proceedings, the Group does not have any material litigation, and has not recorded any material liabilities in this regard as of December 31, 2021 and September 30, 2022.